Cash and Cash Equivalents	9 Months Ended
Sep. 30, 2020
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
Note 5 - Cash and Cash Equivalents
Cash and cash equivalents consisted of the following as of September 30, 2020 (unaudited):

(in millions)	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
Current assets:
Cash	$204.9	$—	$—	$204.9
Cash equivalents:
Corporate debt securities	17.6	—	—	17.6
Money market mutual funds	82.4	—	—	82.4
Total cash equivalents	100.0	—	—	100.0
Total cash and cash equivalents	$304.9	$—	$—	$304.9
Cash and cash equivalents consisted of $41.4 million of cash as of December 31, 2019.
See Note 10 for further information regarding the fair value of our financial instruments.
We had immaterial gross unrealized losses related to our available-for-sale securities as of September 30, 2020. The following table summarizes the fair value of our available-for-sale securities that have been in a continuous unrealized loss position as of September 30, 2020:

	September 30, 2020		December 31, 2019
(in millions)	Less Than Twelve Months	More Than Twelve Months	Less Than Twelve Months	More Than Twelve Months
	(Unaudited)

Corporate debt securities	$17.6	$0.0	N/A	N/A
There were five securities in an unrealized loss position for less than twelve months at September 30, 2020. There were no securities in an unrealized loss position for more than twelve months at September 30, 2020.